STATUTORY EQUITY AND INCOME FROM OPERATIONS (10-K)	12 Months Ended
Dec. 31, 2010
STATUTORY EQUITY AND INCOME FROM OPERATIONS [Abstract]
STATUTORY EQUITY AND INCOME FROM OPERATIONS

7.        STATUTORY EQUITY AND INCOME FROM OPERATIONS

The Company’s insurance subsidiaries are domiciled in Ohio and Texas.  The insurance subsidiaries prepare their statutory-based financial statements in accordance with accounting practices prescribed or permitted by the respective insurance department.  These principles differ significantly from accounting principles generally accepted in the United States of America.  “Prescribed” statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC).  “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future.  UG’s total statutory shareholders’ equity was approximately $30,443,000 and $27,350,000 at December 31, 2010 and 2009, respectively.  UG reported a statutory net income (exclusive of inter-company dividends) of approximately $4,796,000 and $204,000 for 2010 and 2009, respectively.  AC’s total statutory shareholders’ equity was approximately $10,934,000 and $9,781,000 at December 31, 2010 and 2009, respectively.  AC reported a statutory net income (exclusive of inter-company dividends) of approximately $964,000 and $4,071,000 for 2010 and 2009 respectively.